CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Assets:
Cash and due from banks	¥ 1,404,008	¥ 1,685,835
Interest-bearing deposits in other banks	44,268,731	46,485,086
Call loans and funds sold	763,453	720,461
Receivables under resale agreements	12,997,424	8,080,927
Receivables under securities borrowing transactions	2,578,134	4,408,508
Trading account assets	21,018,230	24,302,543
Investments (Note 4):
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥932,302 million in 2018 and ¥1,132,602 million in 2019)	18,133,916	23,665,628
Held-to-maturity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥677,046 million in 2018 and ¥476,146 million in 2019)	1,604,104	2,517,551
Equity securities	4,034,609
Other investments	389,740	585,896
Loans (Notes 5 and 6)	82,799,943	83,514,644
Allowance for loan losses	(307,201)	(309,902)
Loans, net of allowance	82,492,742	83,204,742
Premises and equipment-net (Note 7)	1,900,952	2,116,184
Due from customers on acceptances	187,137	212,596
Accrued income	342,845	301,332
Goodwill (Note 8)	95,151	95,184
Intangible assets (Note 8)	74,240	84,447
Deferred tax assets	49,775	57,088
All other assets	5,276,004	5,731,634
Total	197,611,195	204,255,642
Liabilities and equity:
Noninterest-bearing deposits	23,844,639	21,068,569
Interest-bearing deposits	84,019,038	91,206,963
Noninterest-bearing deposits	1,793,803	2,257,350
Interest-bearing deposits	28,639,436	22,351,124
Due to trust accounts	312,347	3,992,544
Call money and funds purchased	2,841,932	2,105,294
Payables under repurchase agreements (Note 30)	14,640,369	16,656,930
Payables under securities lending transactions (Note 30)	1,797,737	1,832,870
Other short-term borrowings (Note 12)	1,994,826	1,688,018
Trading account liabilities	10,120,968	13,115,270
Bank acceptances outstanding	187,137	212,596
Income taxes payable	58,688	64,501
Deferred tax liabilities	108,120	306,203
Accrued expenses	288,556	232,885
Long-term debt (Notes 12 and 28)	11,529,400	12,955,230
All other liabilities (Note 13)	5,932,706	4,705,595
Total	188,109,702	194,751,942
Commitments and contingencies (Note 24)
MHFG shareholders' equity:
Common stock (Note 15)-no par value, authorized 48,000,000,000 shares in 2018 and 2019, and issued 25,389,644,945 shares in 2018, and 25,392,498,945 shares in 2019	5,829,657	5,826,383
Retained earnings	2,740,545	1,306,141
Accumulated other comprehensive income, net of tax (Note 17)	164,021	1,741,894
Less: Treasury stock, at cost-Common stock 24,829,446 shares in 2018, and 33,962,404 shares in 2019	(7,704)	(5,997)
Total MHFG shareholders' equity	8,726,519	8,868,421
Noncontrolling interests	774,974	635,279
Total equity	9,501,493	9,503,700
Total liabilities and equity	197,611,195	204,255,642
Consolidated VIEs
Assets:
Cash and due from banks	29,972	31,435
Interest-bearing deposits in other banks	31,676	95,048
Call loans and funds sold	115,199	5,312
Trading account assets	2,456,198	2,558,186
Investments (Note 4):
Investments	52,493	48,565
Loans, net of allowance	2,359,669	2,323,081
All other assets	1,003,133	806,141
Total	6,048,340	5,867,768
Liabilities and equity:
Payables under securities lending transactions (Note 30)	108,038
Other short-term borrowings (Note 12)	23,495	31,392
Trading account liabilities		22
Long-term debt (Notes 12 and 28)	344,526	419,649
All other liabilities (Note 13)	1,523,791	1,305,640
Total	¥ 1,999,850	¥ 1,756,703